Average Annual Total Returns - PGIM QMA US Broad Market Index Fund	R6 One Year	R6 SinceInception	R6 InceptionDate	R6 Return After Taxes on Distributions One Year	R6 Return After Taxes on Distributions SinceInception	R6 Return After Taxes on Distributions InceptionDate	R6 Return After Taxes on Distributions and Sale of Fund Shares One Year	R6 Return After Taxes on Distributions and Sale of Fund Shares SinceInception	R6 Return After Taxes on Distributions and Sale of Fund Shares InceptionDate	S&P Composite 1500 Index One Year	S&P Composite 1500 Index SinceInception
Total	18.08%	15.61%	Nov. 17, 2016	17.50%	15.06%	Nov. 17, 2016	11.01%	12.33%	Nov. 17, 2016	17.92%	15.69%	[1]

[1]	Since Inception returns for the Index are measured from the month-end closest to the Fund’s inception date.